Income Tax Expense - Deferred Tax Assets That Have Not Been Recognized (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Unutilized tax losses	¥ 2,051,294	$ 296,310	¥ 1,681,991
Unutilized capital allowances and investment allowances	95,158	13,746	95,697
Other unrecognized temporary differences	786,265	113,576	166,552
Deferred tax assets have not been recognised	¥ 2,932,717	$ 423,632	¥ 1,944,240